Document and Entity Information Document and Entity Information	Feb. 09, 2026
Document Information [Line Items]
Entity Central Index Key	0001527469
Written Communications	false
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Feb. 09, 2026
Entity Registrant Name	ATHENE HOLDING LTD
Entity File Number	001-37963
Entity Tax Identification Number	98-0630022
Entity Address, Address Line One	7700 Mills Civic Pkwy
Entity Address, City or Town	West Des Moines
Entity Address, Postal Zip Code	50266
City Area Code	515
Local Phone Number	342-4678
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Address, State or Province	IA
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a 6.35% Fixed-to-Floating Rate Perpetual Non-Cumulative Preferred Stock, Series A
Trading Symbol	ATHPrA
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a 5.625% Fixed Rate Perpetual Non-Cumulative Preferred Stock, Series B
Trading Symbol	ATHPrB
Security Exchange Name	NYSE
Series D Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a 4.875% Fixed-Rate Perpetual Non-Cumulative Preferred Stock, Series D
Trading Symbol	ATHPrD
Security Exchange Name	NYSE
Series E Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a 7.75% Fixed-Rate Reset Perpetual Non-Cumulative Preferred Stock, Series E
Trading Symbol	ATHPrE
Security Exchange Name	NYSE
Junior Subordinated Debt
Document Information [Line Items]
Title of 12(b) Security	7.250% Fixed-Rate Reset Junior Subordinated Debentures due 2064
Trading Symbol	ATHS
Security Exchange Name	NYSE